Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 215.3	$ 495.1	$ 96.8	$ 0.1	$ 807.3
Indiana, US [Member]
Total	7.6				7.6
Illinois, US [Member]
Total	2.5				2.5
New Mexico, US [Member]
Total	2.8		0.2		3.0
Colorado, US [Member]
Total	1.9				1.9
Wyoming, US [Member]
Total	64.0	135.2	0.1		199.3
Alabama, US [Member]
Total		0.8			0.8
Queensland, AU [Member]
Total	2.4	221.3	17.7		241.4
New South Wales, AU [Member]
Total	3.4	$ 137.8	5.0	$ 0.1	146.3
Total Company [Member]
Total	$ 130.7		$ 73.8		$ 204.5